Expense Example {- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-15 - Fidelity New York Municipal Income Fund	Apr. 01, 2022 USD ($)
Fidelity Advisor New York Municipal Income Fund: Class A
Expense Example:
1 year	$ 475
3 years	636
5 years	811
10 years	1,316
Fidelity Advisor New York Municipal Income Fund: Class M
Expense Example:
1 year	473
3 years	627
5 years	795
10 years	1,282
Fidelity Advisor New York Municipal Income Fund: Class C
Expense Example:
1 year	253
3 years	474
5 years	818
10 years	1,593
Fidelity Advisor New York Municipal Income Fund: Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor New York Municipal Income Fund: Class Z
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542